CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests
Balances at Dec. 31, 2010	$ 1,240,526	$ 8,216		$ 596,110	$ 63,612	$ 571,370	$ 1,218
Balances (in shares) at Dec. 31, 2010		61,775,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	6,164	82		6,082
Issuance of ordinary shares pursuant to stock plans (in shares)		615,000
Issuance of ordinary shares pursuant to convertible bond conversion	96,798	499		96,299
Issuance of ordinary shares pursuant to convertible bond conversion (in shares)		3,753,000
Repurchase of ordinary shares ( Note 18)	0
Stock-based compensation expenses	16,607			16,607
Sale of subsidiaries' shares to non-controlling interest	5,702						5,702
Net income (loss)	(302,418)					(302,092)	(326)
Unrealized gain (loss) on available-for-sale securities, net	(23,257)				(23,257)
Currency translation adjustments	22,227				22,142		85
Balances at Dec. 31, 2011	1,062,349	8,797		715,098	62,497	269,278	6,679
Balances (in shares) at Dec. 31, 2011		66,143,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	4,458	56		4,402
Issuance of ordinary shares pursuant to stock plans (in shares)		418,000
Issuance of ordinary shares pursuant to convertible bond conversion	2,000	10		1,990
Issuance of ordinary shares pursuant to convertible bond conversion (in shares)		78,000
Repurchase of ordinary shares ( Note 18)	0
Stock-based compensation expenses	19,358			16,252			3,106
Sale (purchase) of subsidiaries' shares from non-controlling interest	(3,457)			(7,477)			4,020
Settlement of share-based awards in subsidiary	1,230			5,984			(4,754)
Net income (loss)	31,855					31,738	117
Unrealized gain (loss) on available-for-sale securities, net	30,373				30,373
Currency translation adjustments	(2,293)				(2,328)		35
Balances at Dec. 31, 2012	1,145,873	8,863		736,249	90,542	301,016	9,203
Balances (in shares) at Dec. 31, 2012	66,639,000	66,639,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	11,610	74		11,536
Issuance of ordinary shares pursuant to stock plans (in shares)		555,000
Repurchase of ordinary shares ( Note 18)	(99,975)		(99,975)
Repurchase of ordinary shares ( Note 18)	(1,171,900)		(1,172,000)
Stock-based compensation expenses	19,964			15,859			4,105
Sale (purchase) of subsidiaries' shares from non-controlling interest	3,733			(539)			4,272
Sale of subsidiaries' shares to non-controlling interest	479,612						479,612
Settlement of share-based awards in subsidiary	2,877			14,802			(11,925)
Net income (loss)	43,830					45,132	(1,302)
Unrealized gain (loss) on available-for-sale securities, net	46,787				46,787
Currency translation adjustments	21,307				20,864		443
Balances at Dec. 31, 2013	$ 1,675,618	$ 8,937	$ (99,975)	$ 777,907	$ 158,193	$ 346,148	$ 484,408
Balances (in shares) at Dec. 31, 2013	66,022,000	67,194,000	(1,172,000)